Property, Plant, and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET

NOTE 5. PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment consisted of the following:

	March 31,	December 31,
	2022	2021

Buildings	$15,854	$15,771
Machinery and equipment	675,076	675,878
Office equipment	151,568	144,072
Vehicles	883,634	879,016
	1,726,132	1,714,737
Less: Accumulated depreciation	(1,128,864)	(1,039,181)
Property and equipment, net	$597,268	$675,556

Depreciation expense for the three months ended March 31, 2022 and 2021 were $84,111 and $77,138, respectively.

NOTE 5. PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment consisted of the following:

	December 31,	December 31,
	2021	2020

Buildings	$15,771	$15,403
Machinery and equipment	675,878	650,961
Office equipment	144,072	82,080
Vehicles	879,016	858,486
	1,714,737	1,606,930
Less: Accumulated depreciation	(1,039,181)	(700,085)
Property and equipment, net	$675,556	$906,845

Depreciation expense for the years ended December 31, 2021 and 2020 were $318,445 and $273,105, respectively.